Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Prospectus Date	rr_ProspectusDate	Dec. 01, 2015
Columbia Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY OF THE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Money Market Fund (the Fund) seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2016
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other expenses for Class A, Class B, Class C, Class R, Class R5, Class W and Class Z shares have been restated to reflect current transfer agency fees paid by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
		Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund’s assets primarily are invested in money market instruments, such as marketable debt obligations issued by corporations or the U.S. Government or its agencies, bank certificates of deposit, bankers’ acceptances, letters of credit, and commercial paper, including asset-backed commercial paper. The Fund may invest more than 25% of its total assets in money market instruments issued by U.S. banks, U.S. branches of foreign banks and U.S. Government securities. Additionally, the Fund may invest up to 35% of its total assets in U.S. dollar-denominated foreign investments. The Fund may invest a portion of its assets in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended (the 1933 Act), subject to liquidity and other regulatory restrictions.

Because the Fund seeks to maintain a constant net asset value of $1.00 per share, capital appreciation is not expected to play a role in the Fund’s return. The Fund’s yield generally will vary from day to day.

The Fund restricts its investments to instruments that meet certain maturity and quality standards required by the SEC for money market funds. For example, the Fund:
  Invests substantially in securities rated in the highest short-term rating category, or deemed to be of comparable quality. However, the Fund is permitted to invest up to 3% of its total assets in securities rated in the second highest short-term rating category, or deemed to be of comparable quality.
  Limits its U.S. dollar-weighted average portfolio maturity to 60 days or less and its U.S. dollar-weighted average life to 120 days or less.
  Buys obligations with remaining maturities of 397 days or less (as maturity is calculated by SEC rules governing the operation of money market funds).
  Buys only obligations that are denominated in U.S. dollars and present minimal credit risk.
		Upcoming Money Market Reform Changes. In connection with amendments to the rules that govern money market funds, the Board of Trustees (the Board) of the Fund has approved a recommendation made by Columbia Management Investment Advisers, LLC, the Fund's investment manager (the Investment Manager), to convert the Fund to a government money market fund effective on or about October 1, 2016. On such date, the Fund will be re-named Columbia Government Money Market Fund and will be required to invest 99.5% of its assets in cash, government securities and repurchase agreements collateralized by cash or government securities. By converting to a government money market fund, the Fund will seek to maintain a stable net asset value per share and will not be subject to liquidity fees or redemption gates.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund’s Investment Manager or its affiliates have no legal obligation to provide financial support to the Fund, and you should not expect that they or any person will provide financial support to the Fund at any time.

The principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives.

Asset-Backed Securities Risk. The value of the Fund's asset-backed securities may be affected by, among other things, changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Most asset-backed securities are subject to prepayment risk (i.e., the risk that the Fund will have to reinvest the money received in securities that have lower yields). Rising or high interest rates tend to extend the duration of asset-backed securities, resulting in valuations that are volatile and sensitive to changes in interest rates.

Changing Distribution Level Risk. The amount of the distributions paid by the Fund will vary and generally depends on the amount of interest income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest income and/or dividends the Fund receives from its investments decline.

Credit Risk. Credit risk is the risk that the value of fixed-income securities in the Fund’s portfolio may or will decline if the issuer fails to pay interest or repay principal when due. The value of fixed-income securities may decline if the issuer of the security defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Rating agencies assign credit ratings to certain fixed-income securities to indicate their credit risk. Unrated securities held by the Fund may present increased credit risk as compared to higher-rated securities. If the Fund purchases unrated securities, or if the ratings of securities held by the Fund are lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual.

Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities.

Industry Concentration Risk. Investments that are concentrated in a particular industry will make the Fund’s portfolio value more susceptible to the events or conditions impacting that particular industry. Because the Fund may invest more than 25% of its total assets in money market instruments issued by banks, the value of the Fund may be adversely affected by economic, political or regulatory developments in or that impact the banking industry.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of the Fund's shares. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Similarly, a period of rising interest rates may negatively impact the Fund’s performance. Actions by governments and central banking authorities can result in increases in interest rates. Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund's performance and NAV. The Fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. Under certain circumstances, the yield decline could cause the Fund’s net yield to be negative (such as when Fund expenses exceed income levels).

Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or long periods.

Money Market Fund Risk. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. The Fund’s Investment Manager or its affiliates have no legal obligation to provide financial support to the Fund, and you should not expect that they or any person will provide financial support to the Fund at any time. The net asset values of money market fund shares can fall, and in infrequent cases in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose money from their original investment.

At times of (i) significant redemption activity by shareholders, including, for example, when a single investor or a few large investors make a significant redemption of Fund shares, (ii) insufficient levels of cash in the Fund's portfolio to satisfy redemption activity, and (iii) disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities, the Fund could be forced to sell portfolio securities at unfavorable prices in order to generate sufficient cash to pay redeeming shareholders. Sales of portfolio securities at such times could result in losses to the Fund and cause the net asset value of Fund shares to fall below $1.00 per share. Additionally, in some cases, the default of a single portfolio security could cause the net asset value of Fund shares to fall below $1.00 per share. In addition, the Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

Regulatory Risk — Money Market Funds. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.

Reinvestment Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same return it is currently earning.

Rule 144A and Other Exempted Securities Risk. The Fund may invest in privately placed and other securities or instruments exempt from SEC registration (collectively “private placements”), subject to liquidity and other regulatory restrictions. In the U.S. market, private placements are typically sold only to qualified institutional buyers, or qualified institutional purchasers, as applicable. An insufficient number of buyers interested in purchasing private placements at a particular time could affect adversely the marketability of such investments and the Fund might be unable to dispose of them promptly or at reasonable prices, subjecting the Fund to liquidity risk. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Even if determined to be liquid, the Fund’s holdings of private placements may increase the level of Fund illiquidity if eligible buyers are unable or unwilling to purchase them at a particular time. Issuers of Rule 144A eligible securities are required to furnish information to potential investors upon request. However, the required disclosure is much less extensive than that required of public companies and is not publicly available since the offering is not filed with the SEC. Further, issuers of Rule 144A eligible securities can require recipients of the information (such as the Fund) to agree contractually to keep the information confidential, which could also adversely affect the Fund’s ability to dispose of the security.

		U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance has varied for each full calendar year shown.

The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class A shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.

		The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information, including current 7-day yield, can be obtained by calling toll-free 800.345.6611 or visiting columbiathreadneedle.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance has varied for each full calendar year shown.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiathreadneedle.com/us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart Best 3rd Quarter 2006 1.20% Worst 4th Quarter 2014 0.00%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2014)
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	800.345.6611
Columbia Money Market Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.37%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.29%	[1],[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.76%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[3]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.62%
1 year	rr_ExpenseExampleYear01	$ 63
3 years	rr_ExpenseExampleYear03	229
5 years	rr_ExpenseExampleYear05	409
10 years	rr_ExpenseExampleYear10	929
1 year	rr_ExpenseExampleNoRedemptionYear01	63
3 years	rr_ExpenseExampleNoRedemptionYear03	229
5 years	rr_ExpenseExampleNoRedemptionYear05	409
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 929
2005	rr_AnnualReturn2005	2.55%	[4]
2006	rr_AnnualReturn2006	4.47%	[4]
2007	rr_AnnualReturn2007	4.80%	[4]
2008	rr_AnnualReturn2008	2.26%	[4]
2009	rr_AnnualReturn2009	0.10%	[4]
2010	rr_AnnualReturn2010	0.02%	[4]
2011	rr_AnnualReturn2011	0.01%	[4]
2012	rr_AnnualReturn2012	0.03%	[4]
2013	rr_AnnualReturn2013	0.01%	[4]
2014	rr_AnnualReturn2014	0.01%	[4]
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2015
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	0.02%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 06, 1975
Columbia Money Market Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[5]
Management fees	rr_ManagementFeesOverAssets	0.37%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.85%
Other expenses	rr_OtherExpensesOverAssets	0.29%	[1],[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.51%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[3]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	1.27%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	This charge decreases over time.
1 year	rr_ExpenseExampleYear01	$ 629
3 years	rr_ExpenseExampleYear03	754
5 years	rr_ExpenseExampleYear05	1,001
10 years	rr_ExpenseExampleYear10	1,578
1 year	rr_ExpenseExampleNoRedemptionYear01	129
3 years	rr_ExpenseExampleNoRedemptionYear03	454
5 years	rr_ExpenseExampleNoRedemptionYear05	801
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,578
1 Year	rr_AverageAnnualReturnYear01	(4.99%)
5 Years	rr_AverageAnnualReturnYear05	(0.39%)
10 Years	rr_AverageAnnualReturnYear10	1.13%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 20, 1995
Columbia Money Market Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[6]
Management fees	rr_ManagementFeesOverAssets	0.37%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.29%	[1],[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.41%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[3]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	1.27%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
1 year	rr_ExpenseExampleYear01	$ 229
3 years	rr_ExpenseExampleYear03	432
5 years	rr_ExpenseExampleYear05	758
10 years	rr_ExpenseExampleYear10	1,679
1 year	rr_ExpenseExampleNoRedemptionYear01	129
3 years	rr_ExpenseExampleNoRedemptionYear03	432
5 years	rr_ExpenseExampleNoRedemptionYear05	758
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,679
1 Year	rr_AverageAnnualReturnYear01	(0.99%)
5 Years	rr_AverageAnnualReturnYear05	0.01%
10 Years	rr_AverageAnnualReturnYear10	1.14%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 26, 2000
Columbia Money Market Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.37%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.04%	[1],[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.41%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[3]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.33%
1 year	rr_ExpenseExampleYear01	$ 34
3 years	rr_ExpenseExampleYear03	124
5 years	rr_ExpenseExampleYear05	222
10 years	rr_ExpenseExampleYear10	510
1 year	rr_ExpenseExampleNoRedemptionYear01	34
3 years	rr_ExpenseExampleNoRedemptionYear03	124
5 years	rr_ExpenseExampleNoRedemptionYear05	222
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 510
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	0.01%
10 Years	rr_AverageAnnualReturnYear10	1.54%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 04, 2004
Columbia Money Market Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.37%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.29%	[1],[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.16%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[3]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.77%
1 year	rr_ExpenseExampleYear01	$ 79
3 years	rr_ExpenseExampleYear03	330
5 years	rr_ExpenseExampleYear05	601
10 years	rr_ExpenseExampleYear10	1,374
1 year	rr_ExpenseExampleNoRedemptionYear01	79
3 years	rr_ExpenseExampleNoRedemptionYear03	330
5 years	rr_ExpenseExampleNoRedemptionYear05	601
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,374
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	0.03%
10 Years	rr_AverageAnnualReturnYear10	1.42%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 03, 2009
Columbia Money Market Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.37%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.09%	[1],[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.46%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[3]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.38%
1 year	rr_ExpenseExampleYear01	$ 39
3 years	rr_ExpenseExampleYear03	140
5 years	rr_ExpenseExampleYear05	250
10 years	rr_ExpenseExampleYear10	571
1 year	rr_ExpenseExampleNoRedemptionYear01	39
3 years	rr_ExpenseExampleNoRedemptionYear03	140
5 years	rr_ExpenseExampleNoRedemptionYear05	250
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 571
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	0.02%
10 Years	rr_AverageAnnualReturnYear10	1.46%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 11, 2006
Columbia Money Market Fund | Class W
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.37%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.29%	[1],[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.76%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[3]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.62%
1 year	rr_ExpenseExampleYear01	$ 63
3 years	rr_ExpenseExampleYear03	229
5 years	rr_ExpenseExampleYear05	409
10 years	rr_ExpenseExampleYear10	929
1 year	rr_ExpenseExampleNoRedemptionYear01	63
3 years	rr_ExpenseExampleNoRedemptionYear03	229
5 years	rr_ExpenseExampleNoRedemptionYear05	409
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 929
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	0.01%
10 Years	rr_AverageAnnualReturnYear10	1.40%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2006
Columbia Money Market Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.37%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.29%	[1],[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.66%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[3]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.52%
1 year	rr_ExpenseExampleYear01	$ 53
3 years	rr_ExpenseExampleYear03	197
5 years	rr_ExpenseExampleYear05	354
10 years	rr_ExpenseExampleYear10	809
1 year	rr_ExpenseExampleNoRedemptionYear01	53
3 years	rr_ExpenseExampleNoRedemptionYear03	197
5 years	rr_ExpenseExampleNoRedemptionYear05	354
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 809
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	0.02%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2010

[1]	Management fees reflect the combination of advisory and administrative services fees under one agreement providing for a single management fee. As a result, other expenses do not include administrative services fees. Advisory fees and administrative services fees paid pursuant to separate prior agreements amounted to 0.32% and 0.05% of average daily net assets of the Fund, respectively.
[2]	Other expenses for Class A, Class B, Class C, Class R, Class R5, Class W and Class Z shares have been restated to reflect current transfer agency fees paid by the Fund.
[3]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until November 30, 2016, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.62% for Class A, 1.27% for Class B, 1.27% for Class C, 0.33% for Class I, 0.77% for Class R, 0.38% for Class R5, 0.62% for Class W and 0.52% for Class Z.
[4]	Year to Date return as of September 30, 2015: 0.01%
[5]	This charge decreases over time.
[6]	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.